Leases - Summary of Depreciation Charge of Right of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Properties	¥ 604,018	¥ 509,026	¥ 529,269
Interest expense (included in finance costs)	46,567	58,170	54,281
Right-of-use assets [member]
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Properties	604,018	509,026	529,269
Interest expense (included in finance costs)	46,567	58,170	54,281
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; sales and marketing expenses)	115,741	61,836	35,179
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; sales and marketing expenses)	¥ 26,684	¥ 22,441	¥ 21,745